NOTE 12: CONVERTIBLE DEBENTURES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 12 Convertible Debentures
Balance, beginning	$ 1,835,225	$ 468,329	$ 143,341
Proceeds from Issuance of convertible debentures	442,437	1,621,791	101,124
Amount allocated to conversion option	(172,386)	(1,047,347)	0
Amount converted to units	(2,129,728)	0	0
Interest expense	57,397	125,079	33,942
Accretion expense	241,521	667,373	189,922
Balance, ending	$ 274,466	$ 1,835,225	$ 468,329